Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000218403
Shareholder Report [Line Items]
Fund Name	LeaderShares Activist Leaders ETF
Class Name	Fund
Trading Symbol	ACTV
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-activist-leaders-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Activist Leaders ETF	$36	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
AssetsNet	$ 16,363,282
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 216,698
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,363,282 Number of Portfolio Holdings19 Advisory Fee $216,698 Portfolio Turnover97%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	24.7%
Exchange-Traded Funds	56.7%
Money Market Funds	18.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Utilities	0.6%
Materials	0.6%
Health Care	1.1%
Industrials	1.9%
Consumer Staples	2.7%
Communications	3.0%
Technology	4.0%
Consumer Discretionary	4.6%
Real Estate	6.0%
Money Market Funds	18.5%
Equity	56.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	35.1%
SPDR S&P 500 ETF Trust ETF	21.0%
Goldman Sachs Financial Square Government Fund, Administration Class	18.5%
Restaurant Brands International, Inc.	3.4%
Healthcare Realty Trust, Inc.	3.1%
Match Group, Inc.	3.0%
Howard Hughes Holdings, Inc.	2.9%
Lamb Weston Holdings, Inc.	2.7%
Vestis Corporation	1.9%
Rapid7, Inc.	1.9%

C000218404
Shareholder Report [Line Items]
Fund Name	LeaderShares AlphaFactor Tactical Focused ETF
Class Name	Fund
Trading Symbol	LSAT
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor Tactical Focused ETF	$48	0.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
AssetsNet	$ 97,888,024
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 552,870
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$97,888,024 Number of Portfolio Holdings34 Advisory Fee $552,870 Portfolio Turnover66%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	0.1%
Purchased Options	3.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.1%
Real Estate	3.0%
Purchased Options	3.3%
Materials	3.3%
Industrials	3.7%
Energy	9.0%
Technology	9.5%
Health Care	10.0%
Consumer Discretionary	12.8%
Communications	12.9%
Consumer Staples	13.2%
Financials	19.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VeriSign, Inc.	3.7%
H&R Block, Inc.	3.7%
Premier, Inc., Class A	3.5%
Boyd Gaming Corporation	3.5%
Boston Beer Company, Inc. (The), Class A	3.4%
Monster Beverage Corporation	3.4%
US Foods Holding Corporation	3.4%
MGIC Investment Corporation	3.4%
CF Industries Holdings, Inc.	3.3%
HCA Healthcare, Inc.	3.3%

C000200720
Shareholder Report [Line Items]
Fund Name	LeaderShares AlphaFactor US Core Equity ETF
Class Name	Fund
Trading Symbol	LSAF
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor US Core Equity ETF	$36	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
AssetsNet	$ 131,050,755
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 542,396
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$131,050,755 Number of Portfolio Holdings100 Advisory Fee $542,396 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	0.9%
Utilities	2.2%
Energy	2.8%
Communications	4.3%
Materials	5.3%
Health Care	5.9%
Consumer Staples	7.8%
Technology	14.2%
Industrials	15.0%
Financials	16.5%
Consumer Discretionary	24.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Uber Technologies, Inc.	1.1%
VeriSign, Inc.	1.1%
Carlisle Companies, Inc.	1.1%
H&R Block, Inc.	1.1%
Core & Main, Inc., Class A	1.1%
Curtiss-Wright Corporation	1.1%
EMCOR Group, Inc.	1.1%
Newmont Corporation	1.1%

C000228396
Shareholder Report [Line Items]
Fund Name	LeaderShares Dynamic Yield ETF
Class Name	Fund
Trading Symbol	DYLD
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Dynamic Yield ETF	$37	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 55,207,963
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 237,844
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,207,963 Number of Portfolio Holdings214 Advisory Fee $237,844 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	48.3%
U.S. Government & Agencies	51.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Utilities	0.2%
Real Estate	0.7%
Materials	1.0%
Consumer Staples	2.8%
Energy	3.2%
Consumer Discretionary	3.4%
Industrials	4.7%
Technology	5.2%
Health Care	7.1%
Financials	8.0%
Communications	11.2%
U.S. Treasury Obligations	50.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.7300%, 05/08/25	45.2%
United States Treasury Bill, 4.2400%, 08/14/25	5.4%
DISH DBS Corporation, 5.2500%, 12/01/26	0.3%
Tenneco, Inc., 8.0000%, 11/17/28	0.3%
DISH DBS Corporation, 5.7500%, 12/01/28	0.3%
CCO Holdings, LLC / CCO Holdings Capital, 4.2500%, 01/15/34	0.3%
CCO Holdings, LLC / CCO Holdings Capital, 4.5000%, 06/01/33	0.3%
Carnival Corporation, 6.0000%, 05/01/29	0.3%
DaVita, Inc., 4.6250%, 06/01/30	0.3%
CCO Holdings, LLC / CCO Holdings Capital, 4.5000%, 05/01/32	0.3%

C000218405
Shareholder Report [Line Items]
Fund Name	LeaderShares Equity Skew ETF
Class Name	Fund
Trading Symbol	SQEW
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-equity-skew-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Equity Skew ETF	$36	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
AssetsNet	$ 60,128,858
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 329,276
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$60,128,858 Number of Portfolio Holdings155 Advisory Fee $329,276 Portfolio Turnover101%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	39.9%
Exchange-Traded Funds	60.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Materials	0.6%
Real Estate	1.0%
Utilities	1.2%
Communications	1.8%
Energy	2.3%
Industrials	2.8%
Consumer Staples	3.3%
Consumer Discretionary	3.7%
Financials	6.2%
Health Care	6.3%
Technology	10.2%
Equity	59.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Emerging Markets ETF	28.4%
SPDR S&P 600 Small Cap Value ETF	21.0%
iShares S&P Small-Cap 600 Growth ETF	4.5%
SPDR S&P 600 Small Cap Growth ETF	4.5%
Apple, Inc.	3.7%
Microsoft Corporation	3.2%
Amazon.com, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.1%
SPDR Portfolio S&P 500 Growth ETF	1.1%
Exxon Mobil Corporation	0.9%